LEASES - Lease Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Operating lease right of use assets	$ 154	$ 236
Total lease assets	154	236
Current liabilities:
Operating lease liability - current portion	87	217
Noncurrent liabilities:
Operating lease liability, net of current portion	28	20
Total net lease liabilities	$ 115	$ 237